Long Term Debt - Second Lien Notes (Details)		9 Months Ended
	May 29, 2014 USD ($) period	Sep. 30, 2016 period	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($)	May 31, 2014 USD ($)
Second Lien Notes
Long-Term Debt
Term of debt instrument (in years)	5 years
Face amount of debt	$ 430,000,000
Debt outstanding			$ 430,000,000	$ 430,000,000	$ 430,000,000
Number of tranches | period	4	4
Debt covenant, prepayment penalty period	3 years
Debt incurrence ratio	1.25
Second Lien Notes | Redemption before second anniversary
Long-Term Debt
Debt Covenant, Prepayment premium	$ 19,300,000
Second Lien Notes | Redemption after second anniversary but prior to third anniversary
Long-Term Debt
Debt Covenant, Prepayment premium	4,300,000
Second Lien Notes | Redemption after third anniversary
Long-Term Debt
Debt Covenant, Prepayment premium	$ 0
Tranche 1
Long-Term Debt
Face amount of debt									$ 230,000,000
Interest rate percentage									11.00%
Tranche 2
Long-Term Debt
Face amount of debt								$ 75,000,000
Interest rate percentage								11.00%
Tranche 3
Long-Term Debt
Face amount of debt							$ 75,000,000
Interest rate percentage							10.00%
Tranche 4
Long-Term Debt
Face amount of debt						$ 50,000,000
Interest rate percentage						10.00%
Related Party Debt Transaction | Second Lien Notes | Limited Liability Member and Lender
Long-Term Debt
Debt outstanding			$ 311,700,000	$ 311,700,000